Lease obligation - Future payments (Details)	Dec. 31, 2022 CAD ($)
Lease obligation
Monthly lease payments	$ 7,875
Incremental borrowing rate used to measure present value of lease payments	7.71%
Minimum lease payments	$ 110,250
Less: imputed interest	5,145
Total present value of minimum lease payments	105,105
Less: current portion	(89,517)
Non-current portion	15,588
2023
Lease obligation
Minimum lease payments	94,500
2024
Lease obligation
Minimum lease payments	$ 15,750